Significant Accounting Policies (Details 4) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Total revenue	$ 26,071,995	$ 20,603,255
Multiplatform Content Revenue [Member]
Total revenue	5,498,404	3,246,657
Multiplatform Content Revenue [Member] | Distribution Revenue [Member]
Total revenue	1,694,429	861,994
Multiplatform Content Revenue [Member] | Content Revenue [Member]
Total revenue	50,000
Multiplatform Content Revenue [Member] | Sponsorship Revenue [Member]
Total revenue	2,173,286	1,332,077
Multiplatform Content Revenue [Member] | Music Royalty Revenue [Member]
Total revenue	1,573,247	1,031,425
Multiplatform Content Revenue [Member] | Online Advertising Revenue [Member]
Total revenue	$ 7,442	$ 21,161